JPMorgan Diversified Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 43.8%
Aerospace & Defense — 1.2%
BWX Technologies, Inc.	1	243
General Dynamics Corp.	1	200
Hanwha Aerospace Co. Ltd. (South Korea)	1	589
Howmet Aerospace, Inc.	3	637
Karman Holdings, Inc. *	1	110
Loar Holdings, Inc. *	3	187
MTU Aero Engines AG (Germany)	—	178
Northrop Grumman Corp.	1	587
Rolls-Royce Holdings plc (United Kingdom)	17	263
RTX Corp.	2	418
Safran SA (France)	7	2,255
Thales SA (France)	1	208
Woodward, Inc.	—	40
		5,915
Air Freight & Logistics — 0.0% ^
FedEx Corp.	—	181
Automobile Components — 0.2%
Continental AG (Germany)	2	133
Gentex Corp.	3	72
Sumitomo Electric Industries Ltd. (Japan)	13	750
		955
Automobiles — 0.7%
Kia Corp. (South Korea)	7	675
Tesla, Inc. *	5	2,003
Toyota Motor Corp. (Japan)	24	495
		3,173
Banks — 3.4%
Al Rajhi Bank (Saudi Arabia)	18	503
Banco Santander SA (Spain)	42	467
Bank of America Corp.	17	855
BankUnited, Inc.	2	117
Barclays plc (United Kingdom)	59	307
Commerce Bancshares, Inc.	3	159
Cullen/Frost Bankers, Inc.	1	183
DBS Group Holdings Ltd. (Singapore)	36	1,592
Fifth Third Bancorp	2	120
First Citizens BancShares, Inc., Class A	—	106
First Financial Bancorp	4	123
First Hawaiian, Inc.	4	96
First Horizon Corp.	7	163
First Interstate BancSystem, Inc., Class A	4	126
HDFC Bank Ltd., ADR (India)	34	848
ING Groep NV (Netherlands)	12	318
Itausa SA (Preference) (Brazil)	179	480
KBC Group NV (Belgium)	6	709

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
M&T Bank Corp.	1	236
Mitsubishi UFJ Financial Group, Inc. (Japan)	88	1,488
National Bank of Greece SA (Greece)	29	443
NatWest Group plc (United Kingdom)	147	1,090
Regions Financial Corp.	4	102
Royal Bank of Canada (Canada)	6	914
Sberbank of Russia PJSC (Russia) ‡ *	18	— (a)
ServisFirst Bancshares, Inc.	2	119
Societe Generale SA (France)	3	213
Standard Chartered plc (United Kingdom)	21	433
UniCredit SpA (Italy)	12	859
US Bancorp	13	688
Wells Fargo & Co.	26	2,064
Wintrust Financial Corp.	1	181
WSFS Financial Corp.	2	134
		16,236
Beverages — 0.4%
Carlsberg A/S, Class B (Denmark)	3	340
Coca-Cola HBC AG (Italy)	3	204
Heineken NV (Netherlands)	1	108
Keurig Dr Pepper, Inc.	2	45
PepsiCo, Inc.	5	743
Pernod Ricard SA (France)	3	203
Primo Brands Corp.	7	140
		1,783
Biotechnology — 0.9%
AbbVie, Inc.	9	1,967
Alnylam Pharmaceuticals, Inc. *	1	214
Gilead Sciences, Inc.	1	224
Insmed, Inc. *	2	355
Natera, Inc. *	1	206
Neurocrine Biosciences, Inc. *	2	251
Nuvalent, Inc., Class A *	1	105
Regeneron Pharmaceuticals, Inc.	1	490
uniQure NV (Netherlands) *	1	13
Vertex Pharmaceuticals, Inc. *	1	337
		4,162
Broadline Retail — 1.5%
Alibaba Group Holding Ltd. (China)	52	820
Amazon.com, Inc. *	29	6,042
MercadoLibre, Inc. (Brazil) *	—	330
Moran Foods Backstop Equity ‡ *	360	—
Next plc (United Kingdom)	1	205
		7,397

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — 0.6%
AAON, Inc.	1	104
Carlisle Cos., Inc.	—	75
Carrier Global Corp.	2	124
Hayward Holdings, Inc. *	24	322
Janus International Group, Inc. *	18	93
Modine Manufacturing Co. *	1	216
Simpson Manufacturing Co., Inc.	1	109
Trane Technologies plc	5	1,863
		2,906
Capital Markets — 1.8%
3i Group plc (United Kingdom)	10	317
Blackstone, Inc.	3	384
Charles Schwab Corp. (The)	11	1,010
CME Group, Inc.	4	1,069
Deutsche Boerse AG (Germany)	5	1,333
Euronext NV (Netherlands) (b)	2	261
Evercore, Inc., Class A	1	197
Goldman Sachs Group, Inc. (The)	—	315
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	12	626
Interactive Brokers Group, Inc., Class A	3	178
Intercontinental Exchange, Inc.	1	90
MarketAxess Holdings, Inc.	1	172
Miami International Holdings, Inc. *	3	137
Moelis & Co., Class A	2	126
Morgan Stanley	7	1,190
Morningstar, Inc.	1	172
Raymond James Financial, Inc.	1	130
Ridgepost Capital, Inc., Class A	5	40
Robinhood Markets, Inc., Class A *	1	104
St. James's Place plc (United Kingdom)	5	79
State Street Corp.	2	275
StepStone Group, Inc., Class A	4	181
Wealthfront Corp. *	9	79
		8,465
Chemicals — 0.6%
Air Liquide SA (France)	6	1,192
Arkema SA (France)	3	201
Balchem Corp.	1	150
Element Solutions, Inc.	7	233
Evonik Industries AG (Germany)	8	156
Novonesis Novozymes B (Denmark)	6	396
Perimeter Solutions, Inc. *	5	129
PPG Industries, Inc.	1	92
Quaker Chemical Corp.	1	84
Solstice Advanced Materials, Inc.	2	139
		2,772

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — 0.2%
Bilfinger SE (Germany)	1	150
Casella Waste Systems, Inc., Class A *	2	171
Mitie Group plc (United Kingdom)	56	125
MSA Safety, Inc.	1	209
SPIE SA (France)	5	247
		902
Communications Equipment — 0.1%
Ciena Corp. *	1	293
Cisco Systems, Inc.	1	120
Digi International, Inc. *	2	95
		508
Construction & Engineering — 0.5%
Balfour Beatty plc (United Kingdom)	17	175
Comfort Systems USA, Inc.	—	298
Legence Corp., Class A *	2	77
Maire SpA (Italy)	5	76
Obayashi Corp. (Japan)	30	731
Quanta Services, Inc.	1	378
WillScot Holdings Corp.	19	336
WSP Global, Inc. (Canada)	3	399
		2,470
Construction Materials — 0.1%
Eagle Materials, Inc.	1	128
Martin Marietta Materials, Inc.	—	111
Vulcan Materials Co.	1	349
		588
Consumer Finance — 0.5%
American Express Co.	5	1,579
Bajaj Finance Ltd. (India)	44	372
Capital One Financial Corp.	2	338
Figure Technology Solutions, Inc., Class A *	2	72
		2,361
Consumer Staples Distribution & Retail — 0.7%
BJ's Wholesale Club Holdings, Inc. *	2	168
Casey's General Stores, Inc.	—	226
Chefs' Warehouse, Inc. (The) *	2	121
Koninklijke Ahold Delhaize NV (Netherlands)	8	381
Performance Food Group Co. *	4	379
Walmart, Inc.	16	1,931
		3,206
Containers & Packaging — 0.1%
AptarGroup, Inc.	1	86
Packaging Corp. of America	1	154

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
Silgan Holdings, Inc.	3	117
Smurfit Westrock plc	3	126
		483
Distributors — 0.0% ^
Pool Corp.	1	159
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	2	188
Driven Brands Holdings, Inc. *	4	52
		240
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	24	686
Deutsche Telekom AG (Registered) (Germany)	28	1,058
Telstra Group Ltd. (Australia)	188	693
		2,437
Electric Utilities — 0.9%
Entergy Corp.	3	364
NextEra Energy, Inc.	26	2,425
PG&E Corp.	8	141
Portland General Electric Co.	2	128
Southern Co. (The)	7	705
SSE plc (United Kingdom)	10	330
Xcel Energy, Inc.	3	220
		4,313
Electrical Equipment — 0.6%
AMETEK, Inc.	1	269
Eaton Corp. plc	2	827
Emerson Electric Co.	1	149
Forgent Power Solutions, Inc., Class A *	4	113
Legrand SA (France)	5	775
Nordex SE (Germany) *	5	258
Siemens Energy AG (Germany)	2	281
		2,672
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	7	834
Badger Meter, Inc.	1	191
Bel Fuse, Inc., Class B	1	123
CDW Corp.	1	112
Fabrinet (Thailand) *	—	199
Jabil, Inc.	—	152
Keyence Corp. (Japan)	2	676
Kitron ASA (Norway)	16	152
Novanta, Inc. *	2	186

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
TD SYNNEX Corp.	1	133
Teledyne Technologies, Inc. *	—	182
		2,940
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	15	919
Cactus, Inc., Class A	2	119
Flowco Holdings, Inc., Class A	5	93
Liberty Energy, Inc.	3	83
SBM Offshore NV (Netherlands)	4	162
TechnipFMC plc (United Kingdom)	4	248
		1,624
Entertainment — 0.6%
Live Nation Entertainment, Inc. *	1	117
Netflix, Inc. *	6	564
ROBLOX Corp., Class A *	1	48
Spotify Technology SA *	—	174
Take-Two Interactive Software, Inc. *	1	228
Walt Disney Co. (The)	18	1,709
Warner Music Group Corp., Class A	2	70
		2,910
Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B *	2	695
Corpay, Inc. *	1	183
Fidelity National Information Services, Inc.	6	279
Mastercard, Inc., Class A	7	3,629
MGIC Investment Corp.	5	141
Rocket Cos., Inc., Class A *	5	70
		4,997
Food Products — 0.4%
Cranswick plc (United Kingdom)	2	178
Freshpet, Inc. *	1	90
Mondelez International, Inc., Class A	7	381
Nestle SA (Registered)	11	1,040
Post Holdings, Inc. *	2	156
Utz Brands, Inc.	11	85
		1,930
Ground Transportation — 0.1%
JB Hunt Transport Services, Inc.	1	143
Landstar System, Inc.	—	99
Saia, Inc. *	—	119
Union Pacific Corp.	1	198
		559
Health Care Equipment & Supplies — 0.7%
Boston Scientific Corp. *	2	153

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Edwards Lifesciences Corp. *	4	314
Envista Holdings Corp. *	7	182
ICU Medical, Inc. *	1	139
Intuitive Surgical, Inc. *	1	227
Medtronic plc	14	1,214
Stryker Corp.	4	1,239
		3,468
Health Care Providers & Services — 0.5%
Cencora, Inc.	1	478
Chemed Corp.	—	121
Cigna Group (The)	1	242
Concentra Group Holdings Parent, Inc.	6	128
Encompass Health Corp.	2	154
HCA Healthcare, Inc.	—	94
HealthEquity, Inc. *	2	158
Henry Schein, Inc. *	2	143
Humana, Inc.	1	95
Labcorp Holdings, Inc.	1	222
Molina Healthcare, Inc. *	—	25
NMC Health plc (United Arab Emirates) ‡ *	—	— (a)
UnitedHealth Group, Inc.	3	698
		2,558
Health Care REITs — 0.1%
Ventas, Inc.	4	300
Health Care Technology — 0.0% ^
Doximity, Inc., Class A *	3	63
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	3	58
Ryman Hospitality Properties, Inc.	2	180
		238
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.	—	543
Chipotle Mexican Grill, Inc., Class A *	3	106
Compass Group plc (United Kingdom)	20	560
Darden Restaurants, Inc.	1	77
DoorDash, Inc., Class A *	2	336
Hilton Worldwide Holdings, Inc.	1	220
Marriott International, Inc., Class A	1	203
McDonald's Corp.	7	2,227
Monarch Casino & Resort, Inc.	1	101
Planet Fitness, Inc., Class A *	2	173
Shake Shack, Inc., Class A *	1	113
Wyndham Hotels & Resorts, Inc.	2	167

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Yum China Holdings, Inc. (China)	11	512
Yum! Brands, Inc.	4	578
		5,916
Household Durables — 0.4%
Garmin Ltd.	—	148
Midea Group Co. Ltd., Class H (China)	38	408
Mohawk Industries, Inc. *	1	83
Somnigroup International, Inc.	1	76
Sony Group Corp. (Japan)	61	1,269
		1,984
Household Products — 0.1%
Procter & Gamble Co. (The)	1	164
Reckitt Benckiser Group plc (United Kingdom)	3	173
		337
Independent Power and Renewable Electricity Producers — 0.1%
RWE AG (Germany)	4	302
Industrial Conglomerates — 0.4%
3M Co.	5	659
Siemens AG (Registered) (Germany)	4	1,018
		1,677
Industrial REITs — 0.1%
EastGroup Properties, Inc.	1	167
Prologis, Inc.	2	276
		443
Insurance — 1.5%
Accelerant Holdings, Class A (Cayman Islands) *	5	61
AIA Group Ltd. (Hong Kong)	57	638
Allianz SE (Registered) (Germany)	1	391
Aon plc, Class A	1	315
Arch Capital Group Ltd. *	1	85
Arthur J Gallagher & Co.	3	561
ASR Nederland NV (Netherlands)	3	218
Chubb Ltd.	—	138
Intact Financial Corp. (Canada)	2	380
Kinsale Capital Group, Inc.	1	272
Loews Corp.	2	206
Marsh & McLennan Cos., Inc.	1	108
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	3	2,064
Neptune Insurance Holdings, Inc., Class A *	4	100
Progressive Corp. (The)	2	440
RLI Corp.	1	78
Tokio Marine Holdings, Inc. (Japan)	15	690

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Travelers Cos., Inc. (The)	1	189
Unipol Assicurazioni SpA (Italy)	8	186
		7,120
Interactive Media & Services — 2.2%
Alphabet, Inc., Class A	11	3,066
Alphabet, Inc., Class C	6	1,845
Meta Platforms, Inc., Class A	8	4,339
Reddit, Inc., Class A *	1	79
Tencent Holdings Ltd. (China)	21	1,356
		10,685
IT Services — 0.3%
Accenture plc, Class A	3	501
Capgemini SE (France)	1	142
Cloudflare, Inc., Class A *	—	91
DigitalOcean Holdings, Inc. *	2	145
GoDaddy, Inc., Class A *	1	66
Indra Sistemas SA (Spain)	4	206
International Business Machines Corp.	—	122
Shopify, Inc., Class A (Canada) *	1	71
Snowflake, Inc., Class A *	1	167
Twilio, Inc., Class A *	1	119
		1,630
Leisure Products — 0.1%
Acushnet Holdings Corp.	1	107
Asmodee Group AB, Class B (Sweden) *	8	90
Games Workshop Group plc (United Kingdom)	1	160
		357
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc. *	2	252
Medpace Holdings, Inc. *	—	74
Mettler-Toledo International, Inc. *	—	89
Thermo Fisher Scientific, Inc.	—	185
		600
Machinery — 1.1%
Alliance Laundry Holdings, Inc. *	5	96
Atlas Copco AB, Class A (Sweden)	43	758
Danieli & C Officine Meccaniche SpA (Italy)	2	111
Deere & Co.	1	432
Dover Corp.	3	630
Hillman Solutions Corp. *	16	129
IHI Corp. (Japan)	17	359
ITT, Inc.	2	302
Lincoln Electric Holdings, Inc.	—	92
Middleby Corp. (The) *	2	266
RBC Bearings, Inc. *	—	200

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
VAT Group AG (Switzerland) (b)	—	172
Volvo AB, Class B (Sweden)	39	1,284
XCMG Construction Machinery Co. Ltd., Class A (China)	185	274
		5,105
Media — 0.0% ^
Nexstar Media Group, Inc.	—	100
Omnicom Group, Inc.	2	133
		233
Metals & Mining — 0.6%
GMK Norilskiy Nickel PAO (Russia) ‡ *	25	— (a)
GMK Norilskiy Nickel PAO, ADR (Russia) ‡ *	—	— (a)
Gold Fields Ltd., ADR (South Africa)	4	214
Magnitogorsk Iron & Steel Works PJSC (Russia) ‡ *	19	—
Rio Tinto plc (Australia)	21	1,939
Severstal PAO, GDR (Russia) ‡ * (b)	2	— (a)
Zijin Mining Group Co. Ltd., Class H (China)	120	540
		2,693
Multi-Utilities — 0.5%
Dominion Energy, Inc.	6	354
E.ON SE (Germany)	12	272
Engie SA (France)	52	1,661
Public Service Enterprise Group, Inc.	1	73
		2,360
Oil, Gas & Consumable Fuels — 1.8%
Canadian Natural Resources Ltd. (Canada)	8	393
Chevron Corp.	1	249
ConocoPhillips	6	729
DT Midstream, Inc.	1	124
EOG Resources, Inc.	4	526
Exxon Mobil Corp.	10	1,745
Friedrich Vorwerk Group SE (Germany)	2	138
Gazprom PJSC (Russia) ‡ *	28	— (a)
Gaztransport Et Technigaz SA (France)	1	169
Kinder Morgan, Inc.	3	104
Novatek PJSC (Russia) ‡ *	1	— (a)
Rosneft Oil Co. PJSC (Russia) ‡ *	5	— (a)
Shell plc	82	3,811
SM Energy Co.	5	161
Williams Cos., Inc. (The)	5	388
		8,537
Passenger Airlines — 0.0% ^
Southwest Airlines Co.	3	114
Personal Care Products — 0.0% ^
elf Beauty, Inc. *	3	195

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — 1.7%
Bayer AG (Registered) (Germany)	3	141
Bristol-Myers Squibb Co.	15	896
Eli Lilly & Co.	1	1,053
Galderma Group AG (Switzerland)	1	252
GSK plc	13	349
Johnson & Johnson	8	1,913
Merck & Co., Inc.	4	415
Novartis AG (Registered)	8	1,277
Novo Nordisk A/S, Class B (Denmark)	13	490
Roche Holding AG	2	750
UCB SA (Belgium)	2	540
		8,076
Professional Services — 0.2%
Andersen Group, Inc., Class A *	4	109
Booz Allen Hamilton Holding Corp., Class A	1	95
First Advantage Corp. *	9	100
Paylocity Holding Corp. *	2	177
RELX plc (United Kingdom)	12	411
TransUnion	2	137
Verra Mobility Corp. *	7	107
		1,136
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	1	231
Colliers International Group, Inc. (Canada)	2	196
Cushman & Wakefield Ltd. *	14	169
		596
Residential REITs — 0.1%
American Homes 4 Rent, Class A	4	108
AvalonBay Communities, Inc.	—	64
Mid-America Apartment Communities, Inc.	2	183
		355
Retail REITs — 0.0% ^
Regency Centers Corp.	3	207
Semiconductors & Semiconductor Equipment — 5.6%
Allegro MicroSystems, Inc. (Japan) *	4	139
Analog Devices, Inc.	1	163
ASM International NV (Netherlands)	—	247
ASML Holding NV (Netherlands)	2	3,086
ASML Holding NV (Registered), NYRS (Netherlands)	—	271
Broadcom, Inc.	13	3,886
Infineon Technologies AG (Germany)	18	822
MACOM Technology Solutions Holdings, Inc. *	1	188
Micron Technology, Inc.	1	347
NVIDIA Corp.	62	10,839
NXP Semiconductors NV (Netherlands)	3	525

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
ON Semiconductor Corp. *	3	215
Power Integrations, Inc.	3	147
SK hynix, Inc. (South Korea)	1	801
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	30	1,735
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	8	2,699
Teradyne, Inc.	1	268
Texas Instruments, Inc.	2	309
		26,687
Software — 1.8%
AppLovin Corp., Class A *	—	140
CCC Intelligent Solutions Holdings, Inc. *	13	77
Crowdstrike Holdings, Inc., Class A *	—	122
HubSpot, Inc. *	—	89
Intuit, Inc.	2	831
Manhattan Associates, Inc. *	1	88
Microsoft Corp.	15	5,559
nCino, Inc. *	4	63
Oracle Corp.	5	678
Palo Alto Networks, Inc. *	2	230
Qualys, Inc. *	1	85
Sage Group plc (The) (United Kingdom)	17	191
ServiceNow, Inc. *	4	390
Temenos AG (Registered) (Switzerland)	2	175
Tyler Technologies, Inc. *	—	66
		8,784
Specialized REITs — 0.2%
American Tower Corp.	3	478
Equinix, Inc.	—	124
Public Storage	—	144
Rayonier, Inc.	4	75
SBA Communications Corp.	1	99
		920
Specialty Retail — 1.0%
AutoZone, Inc. *	—	1,334
Best Buy Co., Inc.	2	114
Burlington Stores, Inc. *	1	359
Carvana Co., Class A *	—	118
Five Below, Inc. *	—	57
Lowe's Cos., Inc.	9	2,066
Murphy USA, Inc.	—	129
TJX Cos., Inc. (The)	2	355
Ulta Beauty, Inc. *	1	209
Warby Parker, Inc., Class A *	4	74
		4,815

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	27	6,878
Hewlett Packard Enterprise Co.	10	238
Samsung Electronics Co. Ltd. (South Korea)	1	164
Western Digital Corp.	2	382
		7,662
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp. (Japan)	12	333
Cie Financiere Richemont SA (Registered) (Switzerland)	2	264
Columbia Sportswear Co.	2	102
Kontoor Brands, Inc.	1	101
LVMH Moet Hennessy Louis Vuitton SE (France)	1	730
NIKE, Inc., Class B	1	42
		1,572
Tobacco — 0.3%
British American Tobacco plc (United Kingdom)	12	722
Philip Morris International, Inc.	3	499
		1,221
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	1	186
Core & Main, Inc., Class A *	4	182
ITOCHU Corp. (Japan)	47	599
United Rentals, Inc.	1	760
Xometry, Inc., Class A *	1	66
		1,793
Total Common Stocks (Cost $150,112)		209,983
Investment Companies — 20.7%
Fixed Income — 18.7%
JPMorgan Core Bond Fund Class R6 Shares (c)	4,776	49,428
JPMorgan High Yield Fund Class R6 Shares (c)	2,312	15,006
JPMorgan Income Fund Class R6 Shares (c)	2,987	25,420
Total Fixed Income		89,854
U.S. Equity — 2.0%
JPMorgan Large Cap Value Fund Class R6 Shares (c)	459	9,616
Total Investment Companies (Cost $97,566)		99,470
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 11.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	906	571
2.75%, 11/15/2042	3,050	2,320
3.13%, 2/15/2043	2,070	1,657

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.63%, 8/15/2043	1,300	1,110
3.75%, 11/15/2043	400	347
1.25%, 5/15/2050	1,200	569
1.38%, 8/15/2050	1,337	654
2.38%, 5/15/2051	2,500	1,564
4.25%, 2/15/2054	800	717
U.S. Treasury Notes
4.13%, 1/31/2027 (d)	9,194	9,222
3.13%, 8/31/2027	6,500	6,436
4.13%, 10/31/2027	1,000	1,004
3.38%, 12/31/2027	4,318	4,285
2.88%, 5/15/2028	500	491
3.50%, 2/15/2029	3,183	3,155
4.63%, 4/30/2029	1,700	1,739
3.88%, 11/30/2029	1,000	1,000
3.75%, 5/31/2030	4,791	4,762
4.13%, 5/31/2032	645	647
2.75%, 8/15/2032	400	370
4.50%, 11/15/2033	500	510
4.00%, 2/15/2034	2,275	2,244
4.25%, 11/15/2034	4,209	4,208
U.S. Treasury STRIPS Bonds
4.72%, 11/15/2030 (e)	155	129
4.73%, 2/15/2031 (e)	160	132
4.74%, 5/15/2031 (e)	160	130
4.76%, 8/15/2031 (e)	165	133
4.75%, 11/15/2031 (e)	165	131
4.29%, 11/15/2033 (e)	650	471
4.29%, 2/15/2035 (e)	234	159
4.34%, 8/15/2035 (e)	411	273
4.24%, 2/15/2036 (e)	252	163
4.32%, 5/15/2036 (e)	262	167
4.43%, 8/15/2036 (e)	488	307
4.44%, 11/15/2036 (e)	1,000	620
4.40%, 2/15/2037 (e)	1,896	1,159
4.49%, 5/15/2037 (e)	498	301
4.37%, 8/15/2037 (e)	1,256	747
4.37%, 11/15/2037 (e)	355	208
4.96%, 2/15/2042 (e)	153	69
Total U.S. Treasury Obligations (Cost $55,909)		54,881
Corporate Bonds — 7.4%
Aerospace & Defense — 0.1%
Boeing Co. (The)
5.15%, 5/1/2030	258	262
6.39%, 5/1/2031	48	51
5.71%, 5/1/2040	14	14

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Leidos, Inc. 4.38%, 5/15/2030	100	99
RTX Corp. 4.13%, 11/16/2028	148	147
		573
Automobiles — 0.1%
Hyundai Capital America 5.30%, 6/24/2029 (f)	215	218
Banks — 1.7%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (f) (g)	200	189
Banco Santander SA (Spain) 2.75%, 12/3/2030	400	358
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (g)	510	506
(SOFR + 1.65%), 5.47%, 1/23/2035 (g)	346	353
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (g)	150	116
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (f) (g)	200	205
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (g)	300	268
BNP Paribas SA (France)
(SOFR + 1.62%), 5.79%, 1/13/2033 (f) (g)	200	207
(SOFR + 1.56%), 3.13%, 1/20/2033 (f) (g)	300	270
BPCE SA (France) (SOFR + 1.31%), 2.28%, 1/20/2032 (f) (g)	250	220
Citigroup, Inc. (SOFR + 3.91%), 4.41%, 3/31/2031 (g)	898	888
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (f) (g)	250	246
Credit Agricole SA (France) (SOFR + 1.43%), 5.26%, 1/12/2037 (f) (g)	250	245
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (f) (g)	200	194
Fifth Third Bancorp (SOFRINDX + 2.13%), 4.77%, 7/28/2030 (g)	406	406
HSBC Holdings plc (United Kingdom) (SOFR + 1.29%), 5.29%, 11/19/2030 (g)	310	316
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (g)	215	218
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (f) (g)	200	197
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (g)	100	106
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (g)	30	30
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (g)	200	199
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (g)	155	155
Royal Bank of Canada (Canada) (SOFR + 0.98%), 4.31%, 11/3/2031 (g)	100	98
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (f) (g)	200	208
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (f) (g)	300	320
Toronto-Dominion Bank (The) (Canada) 4.41%, 1/13/2031	100	99
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (g)	63	63
(SOFR + 2.45%), 7.16%, 10/30/2029 (g)	40	43
(SOFR + 1.40%), 4.96%, 10/23/2036 (g)	150	145
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (f) (g)	217	199
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (g)	132	135
(SOFR + 1.86%), 5.68%, 1/23/2035 (g)	32	33

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (g)	120	119
(SOFR + 1.74%), 5.57%, 7/25/2029 (g)	35	36
(SOFR + 2.10%), 4.90%, 7/25/2033 (g)	423	421
(SOFR + 2.02%), 5.39%, 4/24/2034 (g)	22	22
(SOFR + 1.74%), 5.61%, 4/23/2036 (g)	322	330
		8,163
Beverages — 0.1%
Constellation Brands, Inc. 2.88%, 5/1/2030	283	265
Maple Parent Holdings Corp. 5.70%, 3/26/2036 (f)	20	20
Molson Coors Beverage Co. 4.20%, 7/15/2046	143	111
		396
Biotechnology — 0.1%
AbbVie, Inc. 4.75%, 3/15/2036	102	100
Amgen, Inc. 4.85%, 2/19/2036	115	113
		213
Broadline Retail — 0.0% ^
Amazon.com, Inc. 5.80%, 3/13/2056	140	140
Capital Markets — 0.5%
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	230	231
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (g)	200	197
(SOFR + 1.72%), 3.04%, 5/28/2032 (g)	150	136
Goldman Sachs Group, Inc. (The)
(SOFR + 1.42%), 5.02%, 10/23/2035 (g)	615	604
(SOFR + 1.19%), 5.07%, 1/21/2037 (g)	30	29
(SOFR + 1.51%), 3.21%, 4/22/2042 (g)	140	104
Macquarie Group Ltd. (Australia) (SOFR + 1.44%), 2.69%, 6/23/2032 (f) (g)	240	215
Morgan Stanley
(SOFR + 1.10%), 4.65%, 10/18/2030 (g)	271	271
(SOFR + 1.42%), 5.59%, 1/18/2036 (g)	250	255
(SOFR + 1.49%), 3.22%, 4/22/2042 (g)	100	75
Nasdaq, Inc. 5.55%, 2/15/2034	27	28
UBS Group AG (Switzerland)
(SOFR + 1.05%), 4.59%, 8/10/2032 (f) (g)	200	197
(SOFR + 1.34%), 5.20%, 8/10/2037 (f) (g)	200	195
		2,537
Chemicals — 0.0% ^
EIDP, Inc. 4.50%, 5/15/2026	64	64
RPM International, Inc. 2.95%, 1/15/2032	14	13
		77

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.90%, 10/1/2030	50	47
2.35%, 1/15/2032	53	46
		93
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland) 2.45%, 10/29/2026	450	445
American Express Co.
(SOFR + 0.93%), 5.04%, 7/26/2028 (g)	32	32
(SOFR + 1.42%), 5.28%, 7/26/2035 (g)	100	101
Avolon Holdings Funding Ltd. (Ireland)
4.25%, 4/15/2026 (f)	400	400
4.85%, 4/1/2033 (f)	166	159
Capital One Financial Corp. 3.80%, 1/31/2028	336	332
Synchrony Financial (SOFRINDX + 2.13%), 5.94%, 8/2/2030 (g)	50	51
Toyota Motor Credit Corp. Series B, 4.60%, 3/11/2033	120	118
		1,638
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.50%, 9/15/2054	20	18
5.65%, 9/15/2064	100	93
		111
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 5.13%, 3/12/2036	25	24
Sonoco Products Co. 5.00%, 9/1/2034	365	357
WRKCo, Inc. 3.90%, 6/1/2028	209	207
		588
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.85%, 1/15/2032	123	110
WP Carey, Inc. 2.25%, 4/1/2033	443	368
		478
Diversified Telecommunication Services — 0.2%
AT&T, Inc. 3.65%, 9/15/2059	344	223
Comcast Corp.
2.65%, 2/1/2030	467	437
3.45%, 2/1/2050	200	131
Verizon Communications, Inc.
5.40%, 7/2/2037	50	50
5.50%, 2/23/2054	28	27
		868
Electric Utilities — 0.8%
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	210	191
Duke Energy Corp. 3.75%, 9/1/2046	443	327
Duke Energy Indiana LLC 5.40%, 4/1/2053	10	9
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (f)	413	364

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Arkansas LLC 4.95%, 1/15/2036	146	143
Eversource Energy 2.90%, 3/1/2027	170	168
Fells Point Funding Trust 3.05%, 1/31/2027 (f)	290	287
Interstate Power and Light Co. 4.95%, 9/30/2034	28	27
ITC Holdings Corp. 4.95%, 9/22/2027 (f)	42	42
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (f)	300	269
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/2027	65	65
5.55%, 3/15/2054	140	132
Niagara Mohawk Power Corp. 5.11%, 1/12/2036 (f)	123	121
NRG Energy, Inc. 2.45%, 12/2/2027 (f)	230	222
Oncor Electric Delivery Co. LLC 5.35%, 4/1/2035	123	126
Pacific Gas and Electric Co. 4.95%, 7/1/2050	438	363
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	154	152
SCE Recovery Funding LLC 5.34%, 3/15/2045	95	94
Southern California Edison Co. Series C, 4.13%, 3/1/2048	443	332
Virginia Electric and Power Co. 5.65%, 3/15/2055	219	210
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	165	167
Vistra Operations Co. LLC
6.00%, 4/15/2034 (f)	146	150
5.70%, 12/30/2034 (f)	27	27
		3,988
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	120	113
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	36	36
4.00%, 4/14/2032	263	251
		287
Financial Services — 0.2%
Corebridge Financial, Inc. 4.40%, 4/5/2052	123	96
Fiserv, Inc. 5.35%, 3/15/2031	308	311
Global Payments, Inc. 2.90%, 5/15/2030	283	259
Nationwide Building Society (United Kingdom) (SOFR + 1.65%), 5.54%, 7/14/2036 (f) (g)	200	200
		866
Food Products — 0.2%
Bunge Ltd. Finance Corp. 3.75%, 9/25/2027	230	228
Conagra Brands, Inc. 5.40%, 11/1/2048	250	212
General Mills, Inc. 4.88%, 1/30/2030	123	124
J M Smucker Co. (The) 6.50%, 11/15/2053	21	22
JBS NV 5.50%, 1/15/2036	125	125
Kraft Heinz Foods Co. 5.00%, 7/15/2035	146	142
		853
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.30%, 5/15/2043	307	262

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (f)	61	61
4.40%, 7/1/2027 (f)	210	209
Uber Technologies, Inc.
4.80%, 9/15/2034	25	25
4.80%, 9/15/2035	66	64
		621
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp. 2.65%, 6/1/2030	283	264
Solventum Corp. 5.60%, 3/23/2034	50	51
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	121	123
		438
Health Care Providers & Services — 0.2%
Cencora, Inc.
4.60%, 2/13/2033	33	32
5.15%, 2/15/2035	31	31
Cigna Group (The)
5.25%, 1/15/2036	97	97
3.20%, 3/15/2040	21	16
HCA, Inc.
4.60%, 11/15/2032	161	157
4.63%, 3/15/2052	200	160
Humana, Inc. 3.95%, 3/15/2027	50	50
Quest Diagnostics, Inc. 2.95%, 6/30/2030	283	265
		808
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.15%, 4/15/2053	266	231
DOC DR LLC 2.63%, 11/1/2031	64	57
Healthpeak OP LLC 2.13%, 12/1/2028	23	22
Ventas Realty LP 3.25%, 10/15/2026	120	119
		429
Hotels, Restaurants & Leisure — 0.0% ^
Expedia Group, Inc. 3.25%, 2/15/2030	204	193
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC 6.50%, 10/1/2053	219	232
Insurance — 0.2%
Aon North America, Inc. 5.75%, 3/1/2054	100	96
Athene Global Funding 2.72%, 1/7/2029 (f)	219	205
CNO Global Funding 2.65%, 1/6/2029 (f)	410	388
F&G Global Funding 2.30%, 4/11/2027 (f)	150	146
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (g)	170	169
		1,004
Interactive Media & Services — 0.0% ^
Alphabet, Inc. 5.65%, 2/15/2056	65	65

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Interactive Media & Services — continued
Meta Platforms, Inc.
4.60%, 11/15/2032	20	20
4.88%, 11/15/2035	45	44
5.40%, 8/15/2054	40	36
		165
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc.
4.55%, 6/15/2033	73	72
4.90%, 2/12/2036	20	20
		92
Media — 0.1%
Charter Communications Operating LLC
3.75%, 2/15/2028	81	80
4.80%, 3/1/2050	482	356
		436
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.63%, 9/23/2031 (f)	369	329
Multi-Utilities — 0.2%
Ameren Corp. 5.00%, 1/15/2029	204	207
DTE Energy Co. 5.20%, 4/1/2030	146	149
NiSource, Inc. 4.38%, 5/15/2047	246	198
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	43	32
Puget Energy, Inc. 2.38%, 6/15/2028	141	134
		720
Office REITs — 0.1%
COPT Defense Properties LP 2.00%, 1/15/2029	199	186
Kilroy Realty LP 2.65%, 11/15/2033	134	106
		292
Oil, Gas & Consumable Fuels — 0.5%
Cheniere Energy Partners LP 5.55%, 10/30/2035	35	36
Cheniere Energy, Inc. 5.65%, 4/15/2034	123	127
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (f)	86	86
Columbia Pipelines Operating Co. LLC 5.44%, 2/15/2035 (f)	100	101
ConocoPhillips Co. 5.50%, 1/15/2055	68	65
Devon Energy Corp. 5.75%, 9/15/2054	73	69
Enbridge, Inc. (Canada) 6.70%, 11/15/2053	246	267
Energy Transfer LP 4.15%, 9/15/2029	271	267
Enterprise Products Operating LLC 5.55%, 2/16/2055	255	245
MPLX LP 2.65%, 8/15/2030	172	159
NGPL PipeCo LLC 3.25%, 7/15/2031 (f)	225	207
ONEOK, Inc.
4.95%, 10/15/2032	118	117
5.70%, 11/1/2054	100	91
Plains All American Pipeline LP 3.55%, 12/15/2029	283	274

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Shell Finance US, Inc. 4.75%, 1/6/2036	100	98
Targa Resources Partners LP 4.00%, 1/15/2032	18	17
Western Midstream Operating LP 5.25%, 2/1/2050 (h)	146	123
		2,349
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	12	11
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 3.70%, 3/15/2052	322	232
Novartis Capital Corp. 5.70%, 3/18/2056	25	25
		257
Residential REITs — 0.1%
Essex Portfolio LP 5.50%, 4/1/2034	241	244
UDR, Inc. 3.20%, 1/15/2030	230	219
		463
Retail REITs — 0.2%
Brixmor Operating Partnership LP 4.13%, 5/15/2029	258	255
NNN REIT, Inc. 4.60%, 2/15/2031	123	122
Realty Income Corp. 3.25%, 1/15/2031	283	266
Regency Centers LP 3.60%, 2/1/2027	283	281
		924
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc. 3.19%, 11/15/2036 (f)	320	267
Marvell Technology, Inc. 5.45%, 7/15/2035	171	174
NXP BV (Netherlands) 2.50%, 5/11/2031	234	210
		651
Software — 0.1%
Oracle Corp.
4.80%, 9/26/2032	215	205
4.90%, 2/6/2033	71	67
3.60%, 4/1/2050	150	91
6.70%, 2/4/2056	125	116
Synopsys, Inc. 5.15%, 4/1/2035	34	34
		513
Specialized REITs — 0.1%
American Tower Corp. 2.90%, 1/15/2030	221	208
Extra Space Storage LP
2.20%, 10/15/2030	258	231
2.35%, 3/15/2032	90	77
		516
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	230	200

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Lowe's Cos., Inc. 3.75%, 4/1/2032	234	221
O'Reilly Automotive, Inc. 1.75%, 3/15/2031	283	247
		668
Technology Hardware, Storage & Peripherals — 0.0% ^
Dell International LLC
4.90%, 10/1/2026	17	17
5.25%, 2/1/2028	16	16
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	6	6
		39
Tobacco — 0.0% ^
BAT Capital Corp. (United Kingdom) 5.35%, 8/15/2032	146	150
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (f)	55	55
Water Utilities — 0.1%
American Water Capital Corp. 5.15%, 3/1/2034	344	350
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc. 3.88%, 4/15/2030	357	348
Vodafone Group plc (United Kingdom) 5.63%, 2/10/2053	283	264
		612
Total Corporate Bonds (Cost $36,573)		35,517
Mortgage-Backed Securities — 5.5%
FHLMC Gold Pools, Other Pool # WN1157, 1.80%, 11/1/2028	1,000	943
FHLMC UMBS, 30 Year
Pool # QA7633, 3.00%, 3/1/2050	128	113
Pool # RA5276, 2.50%, 5/1/2051	518	442
Pool # QC3244, 3.00%, 6/1/2051	262	233
Pool # QC7410, 2.50%, 9/1/2051	378	325
Pool # RA5906, 2.50%, 9/1/2051	363	312
Pool # SD0809, 3.00%, 1/1/2052	352	312
Pool # RA6702, 3.00%, 2/1/2052	438	385
Pool # SD4119, 3.00%, 8/1/2052	632	563
Pool # RA7937, 5.00%, 9/1/2052	445	442
Pool # RJ2914, 5.50%, 11/1/2054	434	439
FNMA UMBS, 30 Year
Pool # CA6079, 2.50%, 6/1/2050	476	401
Pool # FS6514, 2.50%, 9/1/2051	410	353
Pool # CB1874, 3.00%, 10/1/2051	426	378
Pool # CB1878, 3.00%, 10/1/2051	258	229
Pool # CB2066, 3.00%, 11/1/2051	431	381
Pool # CB2094, 3.00%, 11/1/2051	1,034	917
Pool # BU1805, 2.50%, 12/1/2051	435	369
Pool # CB2637, 2.50%, 1/1/2052	312	267
Pool # FS0882, 2.50%, 3/1/2052	572	492
Pool # CB3629, 4.00%, 5/1/2052	551	521

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BY4714, 5.00%, 6/1/2053	959	949
Pool # DB1954, 5.00%, 11/1/2054	483	476
FNMA, Other
Pool # BS8224, 4.10%, 5/1/2028	550	550
Pool # BL0907, 3.88%, 12/1/2028	598	594
Pool # BS8252, 4.36%, 4/1/2030	486	489
Pool # BS8846, 4.09%, 7/1/2030	500	498
Pool # BS3634, 1.77%, 11/1/2031	600	525
Pool # BS4525, 1.94%, 1/1/2032	600	527
Pool # BS4030, 1.96%, 1/1/2032	978	866
Pool # BS4563, 2.01%, 1/1/2032	600	532
Pool # BZ2889, 4.37%, 1/1/2032	492	493
Pool # BM7037, 1.76%, 3/1/2032 (i)	844	735
Pool # BS5117, 2.58%, 3/1/2032	399	364
Pool # BS5193, 2.62%, 4/1/2032	400	363
Pool # BZ3977, 4.42%, 6/1/2032	500	500
Pool # BZ4488, 4.42%, 8/1/2032	515	514
Pool # BZ4871, 4.23%, 10/1/2032	255	252
Pool # BS2933, 1.82%, 9/1/2033	500	417
Pool # BS4793, 2.44%, 2/1/2034	554	480
Pool # BS7097, 4.67%, 11/1/2034	1,100	1,107
Pool # BF0669, 4.00%, 6/1/2052	480	457
Pool # BM6734, 4.00%, 8/1/2059	1,477	1,391
Pool # BM7075, 3.00%, 3/1/2061	462	399
Pool # BF0546, 2.50%, 7/1/2061	600	494
Pool # BF0617, 2.50%, 3/1/2062	300	246
Pool # BF0655, 3.50%, 6/1/2062	528	476
Pool # BF0736, 4.00%, 6/1/2063	405	377
GNMA II, 30 Year Pool # MA8148, 3.00%, 7/20/2052	2,853	2,552
Total Mortgage-Backed Securities (Cost $26,841)		26,440
	SHARES (000)
Exchange-Traded Funds — 5.1%
International Equity — 1.6%
JPMorgan BetaBuilders Japan ETF (c)	109	7,493
U.S. Equity — 3.5%
JPMorgan Active Growth ETF (c)	100	8,449
JPMorgan Active Value ETF (c)	117	8,438
Total U.S. Equity		16,887
Total Exchange-Traded Funds (Cost $24,065)		24,380
	PRINCIPAL AMOUNT ($000)
Asset-Backed Securities — 1.8%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	48	48

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	206	196
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (f)	84	85
Series 2026-1, Class D, 5.10%, 1/12/2033 (f)	155	154
AmeriCredit Automobile Receivables Trust Series 2024-1, Class B, 5.38%, 6/18/2029	180	183
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class A, 5.13%, 10/20/2028 (f)	100	101
Series 2024-1A, Class A, 5.36%, 6/20/2030 (f)	100	102
BMW Vehicle Owner Trust Series 2023-A, Class A3, 5.47%, 2/25/2028	15	15
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	144	145
Series 2025-2, Class C, 5.17%, 3/17/2031	119	120
Series 2025-3, Class C, 4.81%, 5/15/2031	70	70
Series 2026-1, Class C, 4.44%, 11/17/2031	60	60
Business Jet Securities LLC Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (f)	97	97
Carmax Auto Owner Trust
Series 2025-2, Class A3, 4.48%, 3/15/2030	87	87
Series 2025-3, Class A3, 4.35%, 7/15/2030	70	70
CarMax Auto Owner Trust
Series 2023-4, Class A3, 6.00%, 7/17/2028	45	45
Series 2024-1, Class A3, 4.92%, 10/16/2028	41	41
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027	3	3
Series 2021-P4, Class A4, 1.64%, 12/10/2027	138	137
Series 2025-P3, Class A3, 4.04%, 11/11/2030	170	170
CoreVest American Finance Trust Series 2022-1, Class A, 4.74%, 6/17/2055 (f) (i)	138	138
CPS Auto Receivables Trust Series 2023-A, Class C, 5.54%, 4/16/2029 (f)	7	7
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (f)	176	177
Series 2024-2A, Class A, 5.95%, 6/15/2034 (f)	200	202
Series 2025-1A, Class A, 5.02%, 3/15/2035 (f)	160	161
Series 2025-2A, Class A, 4.50%, 11/15/2035 (f)	250	250
Drive Auto Receivables Trust
Series 2024-1, Class B, 5.31%, 1/16/2029	35	35
Series 2025-2, Class C, 4.39%, 9/15/2032	100	100
Series 2025-1, Class C, 4.99%, 9/15/2032	50	50
DT Auto Owner Trust
Series 2021-4A, Class D, 1.99%, 9/15/2027 (f)	39	39
Series 2023-1A, Class C, 5.55%, 10/16/2028 (f)	43	43
Exeter Automobile Receivables Trust
Series 2022-2A, Class D, 4.56%, 7/17/2028	95	95
Series 2023-1A, Class D, 6.69%, 6/15/2029	29	29
Series 2024-3A, Class C, 5.70%, 7/16/2029	50	51
Series 2024-1A, Class C, 5.41%, 5/15/2030	102	103
Series 2026-2A, Class B, 4.66%, 1/15/2031	90	90
Series 2025-4A, Class C, 4.57%, 6/16/2031	155	154
Series 2025-3A, Class C, 5.09%, 10/15/2031	80	80
Series 2025-5A, Class C, 4.68%, 3/15/2032	45	45

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2026-1A, Class C, 4.40%, 5/17/2032	60	59
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (f)	11	11
FirstKey Homes Trust Series 2022-SFR1, Class A, 4.15%, 5/19/2039 (f)	110	110
Ford Credit Auto Owner Trust Series 2023-A, Class A3, 4.65%, 2/15/2028	21	21
GLS Auto Receivables Issuer Trust Series 2025-4A, Class C, 4.74%, 8/15/2031 (f)	95	95
GLS Auto Select Receivables Trust Series 2025-1A, Class A2, 4.71%, 4/15/2030 (f)	49	49
GM Financial Automobile Leasing Trust Series 2024-2, Class A3, 5.39%, 7/20/2027	40	40
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A3, 5.45%, 6/16/2028	27	27
Series 2024-1, Class A3, 4.85%, 12/18/2028	29	29
Hertz Vehicle Financing LLC Series 2025-3A, Class A, 5.06%, 12/26/2029 (f)	240	243
Hilton Grand Vacations Trust Series 2022-1D, Class A, 3.61%, 6/20/2034 (f)	29	29
Honda Auto Receivables Owner Trust Series 2023-1, Class A3, 5.04%, 4/21/2027	10	10
Hyundai Auto Receivables Trust
Series 2023-B, Class A3, 5.48%, 4/17/2028	33	33
Series 2025-A, Class A3, 4.32%, 10/15/2029	143	143
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (f)	43	43
Lendmark Funding Trust Series 2025-1A, Class A, 4.94%, 9/20/2034 (f)	125	125
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	14	15
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (f)	41	39
Series 2024-1A, Class A, 5.32%, 2/20/2043 (f)	96	97
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	198	199
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (f)	320	322
OneMain Financial Issuance Trust Series 2020-2A, Class B, 2.21%, 9/14/2035 (f)	220	213
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (f)	156	154
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (f)	289	285
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (f)	179	178
Series 2025-SFR1, Class A, 3.40%, 2/17/2042 (f)	238	227
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (f)	249	234
Reach ABS Trust Series 2026-1A, Class C, 4.80%, 2/15/2033 (f)	100	99
Santander Drive Auto Receivables Trust
Series 2023-4, Class B, 5.77%, 12/15/2028	149	150
Series 2023-5, Class B, 6.16%, 12/17/2029	202	204
Series 2024-2, Class C, 5.84%, 6/17/2030	48	49
Series 2024-3, Class C, 5.64%, 8/15/2030	196	199
Series 2025-1, Class C, 5.04%, 3/17/2031	68	69
Series 2025-3, Class C, 4.68%, 9/15/2031	70	70
Series 2025-4, Class C, 4.52%, 1/15/2032	15	15
Series 2026-1, Class C, 4.26%, 4/15/2032	50	49
SFS Auto Receivables Securitization Trust Series 2024-1A, Class A3, 4.95%, 5/21/2029 (f)	16	16
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (f)	26	26
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (f)	32	30
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (f)	89	89
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 4.33%, 5/25/2031 (f) (i)	—	—
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (f)	19	19
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (f)	114	116

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	290	280
Veros Auto Receivables Trust Series 2026-1, Class B, 4.84%, 5/15/2029 (f)	15	15
Western Funding Auto Loan Trust Series 2025-1, Class C, 5.34%, 11/15/2035 (f)	106	107
Westgate Resorts LLC Series 2024-1A, Class B, 6.56%, 1/20/2038 (f)	142	144
World Omni Auto Receivables Trust
Series 2023-A, Class A3, 4.83%, 5/15/2028	21	21
Series 2023-D, Class A3, 5.79%, 2/15/2029	47	47
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	63	63
Total Asset-Backed Securities (Cost $8,651)		8,685
Commercial Mortgage-Backed Securities — 0.8%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K145, Class AM, 2.58%, 6/25/2032	880	790
Series K-150, Class A2, 3.71%, 9/25/2032 (i)	879	844
Series KJ44, Class A2, 4.61%, 2/25/2033	500	503
Series K-1515, Class A2, 1.94%, 2/25/2035	800	650
FNMA ACES Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (i)	500	439
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (f)	294	250
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (f)	235	209
Total Commercial Mortgage-Backed Securities (Cost $3,872)		3,685
Collateralized Mortgage Obligations — 0.7%
Banc of America Alternative Loan Trust Series 2006-5, Class 3A1, 6.00%, 6/25/2046	—	—
CHL Mortgage Pass-Through Trust Series 2006-21, Class A14, 6.00%, 2/25/2037	—	—
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	240	224
Series 2017-4, Class MT, 3.50%, 6/25/2057	311	285
Series 2022-1, Class MTU, 3.25%, 11/25/2061	303	264
FHLMC, REMIC
Series 3989, Class JW, 3.50%, 1/15/2042	447	424
Series 4995, Class QE, 1.25%, 7/25/2050	536	415
Series 5190, Class EC, 2.00%, 12/25/2051	485	433
Series 5190, Class PH, 2.50%, 2/25/2052	478	441
FNMA, REMIC Series 2015-34, Class AZ, 2.25%, 6/25/2045	893	774
GSR Mortgage Loan Trust Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	1	1
MASTR Alternative Loan Trust Series 2005-6, Class 1A2, 5.50%, 12/25/2035	—	—
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1	1
Total Collateralized Mortgage Obligations (Cost $3,306)		3,262
Foreign Government Securities — 0.1%
Republic of Colombia 3.25%, 4/22/2032	250	208
United Mexican States 3.77%, 5/24/2061	600	358
Total Foreign Government Securities (Cost $687)		566
Loan Assignments — 0.0% ‡ (g) (j) (k) ^
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 5.67%, 6/30/2026	97	24

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Consumer Staples Distribution & Retail — continued
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.83% (PIK) + 11.50%), 15.23%, 6/30/2026	3	3
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 5.67%, 6/30/2026	62	— (a)
Total Loan Assignments (Cost $159)		27
	NO. OF RIGHTS (000)
Rights — 0.0%
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR ‡ * (Cost $—)	—	— (a)
	SHARES (000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (l) (Cost $7,093)	7,092	7,093
Total Investments — 98.8% (Cost $414,834)		473,989
Other Assets in Excess of Liabilities — 1.2%		5,721
NET ASSETS — 100.0%		479,710

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
NYRS	New York Registry Shares
PIK	Payment In Kind
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Value is zero.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(e)	The rate shown is the effective yield as of March 31, 2026.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2026.
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2026.

(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2026.

(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(l)	The rate shown is the current yield as of March 31, 2026.

PORTFOLIO COMPOSITION BY COUNTRY AS OF March 31, 2026	PERCENT OF TOTAL INVESTMENTS
United States	82.9%
France	2.0
Germany	1.9
Japan	1.6
United Kingdom	1.6
Netherlands	1.3
Others (each less than 1.0%)	7.2
Short-Term Investments	1.5
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	159	06/08/2026	EUR	21,370	(669)
TOPIX Index	40	06/11/2026	JPY	9,101	(56)
S&P 500 E-Mini Index	160	06/18/2026	USD	52,552	(938)
S&P E-Mini Communication Services Index	33	06/18/2026	USD	4,818	(150)
U.S. Treasury 10 Year Note	104	06/18/2026	USD	11,546	(191)
U.S. Treasury 10 Year Ultra Note	24	06/18/2026	USD	2,723	(50)
U.S. Treasury Long Bond	7	06/18/2026	USD	795	(27)
XAF Financial Index	32	06/18/2026	USD	4,904	15
Xak Technology Equity Index	18	06/18/2026	USD	4,858	(235)
EURO STOXX 50 Index	8	06/19/2026	EUR	517	(7)
MSCI EAFE Index	68	06/19/2026	USD	9,870	(82)
Long Gilt	233	06/26/2026	GBP	27,074	(1,498)
U.S. Treasury 2 Year Note	42	06/30/2026	USD	8,715	(17)
					(3,905)
Short Contracts
Euro-Bund	(193)	06/08/2026	EUR	(28,043)	422
Australia 10 Year Bond	(98)	06/15/2026	AUD	(7,286)	56
Japan 10 Year Bond	(39)	06/15/2026	JPY	(32,054)	340
DJ US Real Estate Index	(133)	06/18/2026	USD	(4,785)	143
Russell 2000 E-Mini Index	(114)	06/18/2026	USD	(14,314)	(83)
U.S. Treasury Ultra Bond	(91)	06/18/2026	USD	(10,582)	365
XAP Consumer Staples Index	(112)	06/18/2026	USD	(9,318)	280
MSCI Emerging Markets Index	(156)	06/19/2026	USD	(11,340)	51
U.S. Treasury 5 Year Note	(9)	06/30/2026	USD	(974)	17
					1,591
					(2,314)

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	10,568	USD	12,128	Citibank, NA	4/22/2026	99
USD	9,903	CHF	7,776	HSBC Bank, NA	4/22/2026	156
USD	9,860	GBP	7,434	Citibank, NA	4/22/2026	20
USD	4,957	SEK	46,760	Merrill Lynch International	4/22/2026	12
AUD	2,505	GBP	1,301	HSBC Bank, NA	4/28/2026	6
AUD	2,578	NZD	3,081	Barclays Bank plc	4/28/2026	6
AUD	1,287	USD	881	BNP Paribas	4/28/2026	7
BRL	24,297	USD	4,602	Goldman Sachs International**	4/28/2026	65
CAD	1,229	GBP	667	Goldman Sachs International	4/28/2026	1
CZK	19,375	USD	908	Goldman Sachs International	4/28/2026	4
EUR	1,546	AUD	2,570	Goldman Sachs International	4/28/2026	17
EUR	1,593	CAD	2,512	Citibank, NA	4/28/2026	36
EUR	1,607	GBP	1,392	Goldman Sachs International	4/28/2026	17
EUR	792	PLN	3,400	Morgan Stanley	4/28/2026	1
EUR	3,233	USD	3,719	HSBC Bank, NA	4/28/2026	23
GBP	1,383	CAD	2,523	Goldman Sachs International	4/28/2026	15
HUF	309,812	USD	905	Morgan Stanley	4/28/2026	25
IDR	30,694,552	USD	1,807	Citibank, NA**	4/28/2026	1
JPY	48,949	AUD	438	BNP Paribas	4/28/2026	8
JPY	240,904	AUD	2,152	Goldman Sachs International	4/28/2026	37
JPY	172,499	EUR	937	Goldman Sachs International	4/28/2026	6
JPY	285,623	GBP	1,350	Goldman Sachs International	4/28/2026	18
JPY	143,700	GBP	683	Morgan Stanley	4/28/2026	4
JPY	1,626,482	USD	10,245	HSBC Bank, NA	4/28/2026	30
JPY	234,201	USD	1,476	Morgan Stanley	4/28/2026	4
KRW	1,370,695	USD	911	Citibank, NA**	4/28/2026	1
NZD	1,663	CAD	1,325	Morgan Stanley	4/28/2026	3
NZD	1,588	GBP	689	Goldman Sachs International	4/28/2026	1
PLN	3,451	USD	928	HSBC Bank, NA	4/28/2026	1
TRY	77,976	USD	1,693	Barclays Bank plc	4/28/2026	2
TRY	82,607	USD	1,789	Citibank, NA	4/28/2026	7
USD	2,641	CAD	3,609	Goldman Sachs International	4/28/2026	44
USD	13,961	CHF	10,934	BNP Paribas	4/28/2026	244
USD	899	CLP	829,121	Citibank, NA**	4/28/2026	4
USD	808	EUR	698	HSBC Bank, NA	4/28/2026	— (a)
USD	4,671	IDR	79,033,547	Goldman Sachs International**	4/28/2026	16
USD	869	ILS	2,730	Citibank, NA	4/28/2026	— (a)
USD	4,615	ILS	14,431	Goldman Sachs International	4/28/2026	21
USD	1,734	ILS	5,407	Morgan Stanley	4/28/2026	12
USD	981	INR	91,932	Citibank, NA**	4/28/2026	5
USD	902	INR	83,850	Goldman Sachs International**	4/28/2026	12
USD	899	INR	84,290	Standard Chartered Bank**	4/28/2026	4
USD	1,785	KRW	2,671,567	Citibank, NA**	4/28/2026	8
USD	896	MXN	16,011	Barclays Bank plc	4/28/2026	5
USD	2,713	MXN	48,491	HSBC Bank, NA	4/28/2026	13
USD	206	NZD	349	Citibank, NA	4/28/2026	5
USD	454	PHP	27,174	Goldman Sachs International**	4/28/2026	6
USD	1,837	SEK	17,033	Barclays Bank plc	4/28/2026	35
USD	889	THB	29,182	Barclays Bank plc	4/28/2026	2
USD	962	THB	31,091	Citibank, NA	4/28/2026	17
USD	919	TWD	29,405	Citibank, NA**	4/28/2026	2
USD	908	TWD	29,049	Goldman Sachs International**	4/28/2026	2
USD	463	ZAR	7,773	Morgan Stanley	4/28/2026	4
DKK	58	USD	9	Barclays Bank plc	4/29/2026	— (a)
EUR	132	USD	153	Barclays Bank plc	4/29/2026	— (a)
EUR	52	USD	60	HSBC Bank, NA	4/29/2026	— (a)
EUR	26	USD	30	Morgan Stanley	4/29/2026	— (a)
NOK	1,513	USD	155	HSBC Bank, NA	4/29/2026	1

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	43	CHF	33	Barclays Bank plc	4/29/2026	2
USD	57	DKK	358	Barclays Bank plc	4/29/2026	2
USD	56	DKK	352	Morgan Stanley	4/29/2026	1
USD	106	EUR	89	Barclays Bank plc	4/29/2026	1
USD	130	EUR	109	BNP Paribas	4/29/2026	4
USD	967	EUR	816	Citibank, NA	4/29/2026	21
USD	32	EUR	27	Goldman Sachs International	4/29/2026	1
USD	413	EUR	350	HSBC Bank, NA	4/29/2026	9
USD	536	EUR	456	Morgan Stanley	4/29/2026	5
USD	39	EUR	33	Standard Chartered Bank	4/29/2026	1
USD	298	GBP	220	Barclays Bank plc	4/29/2026	6
USD	81	GBP	60	BNP Paribas	4/29/2026	1
USD	93	GBP	69	Citibank, NA	4/29/2026	1
USD	1,365	GBP	1,011	HSBC Bank, NA	4/29/2026	26
USD	271	GBP	199	Morgan Stanley	4/29/2026	9
USD	1,139	HKD	8,881	HSBC Bank, NA	4/29/2026	5
USD	61	SEK	543	Barclays Bank plc	4/29/2026	3
USD	74	SEK	661	HSBC Bank, NA	4/29/2026	4
USD	874	SEK	7,846	Morgan Stanley	4/29/2026	45
USD	86	SGD	108	Citibank, NA	4/29/2026	1
USD	163	SGD	207	HSBC Bank, NA	4/29/2026	1
USD	51	SGD	65	Morgan Stanley	4/29/2026	— (a)
JPY	4,394	USD	27	HSBC Bank, NA	4/30/2026	— (a)
USD	78	JPY	12,267	Barclays Bank plc	4/30/2026	1
USD	35	JPY	5,296	Goldman Sachs International	4/30/2026	1
USD	517	JPY	80,447	HSBC Bank, NA	4/30/2026	9
USD	117	JPY	17,872	Morgan Stanley	4/30/2026	4
Total unrealized appreciation						1,259
AUD	10,611	USD	7,465	HSBC Bank, NA	4/22/2026	(146)
NZD	25,176	USD	14,668	Citibank, NA	4/22/2026	(190)
SEK	46,597	USD	4,960	BNP Paribas	4/22/2026	(32)
USD	12,200	EUR	10,568	Merrill Lynch International	4/22/2026	(27)
USD	2,099	JPY	333,363	Barclays Bank plc	4/22/2026	(6)
USD	4,074	NOK	39,732	Barclays Bank plc	4/22/2026	(29)
AUD	1,287	JPY	140,956	Citibank, NA	4/28/2026	(3)
AUD	2,661	USD	1,877	Morgan Stanley	4/28/2026	(42)
CAD	2,496	EUR	1,564	Citibank, NA	4/28/2026	(14)
CAD	6,231	EUR	3,898	Goldman Sachs International	4/28/2026	(27)
CAD	1,227	GBP	667	Citibank, NA	4/28/2026	— (a)
CHF	714	EUR	782	BNP Paribas	4/28/2026	(9)
CHF	1,401	EUR	1,531	Goldman Sachs International	4/28/2026	(14)
CHF	834	EUR	916	Morgan Stanley	4/28/2026	(14)
CHF	2,271	GBP	2,186	Morgan Stanley	4/28/2026	(45)
CHF	588	JPY	117,777	Goldman Sachs International	4/28/2026	(7)
CNY	32,271	USD	4,699	BNP Paribas**	4/28/2026	(16)
COP	2,964,883	USD	805	Citibank, NA**	4/28/2026	(4)
COP	7,051,167	USD	1,907	Goldman Sachs International**	4/28/2026	(3)
EUR	1,598	USD	1,857	Goldman Sachs International	4/28/2026	(7)
GBP	1,341	JPY	284,855	Goldman Sachs International	4/28/2026	(24)
GBP	4,223	USD	5,602	Citibank, NA	4/28/2026	(13)
IDR	32,888,944	USD	1,939	Citibank, NA**	4/28/2026	(1)
INR	260,072	USD	2,800	Goldman Sachs International**	4/28/2026	(38)
JPY	143,468	USD	910	Goldman Sachs International	4/28/2026	(4)
KRW	6,730,447	USD	4,516	Goldman Sachs International**	4/28/2026	(38)
MXN	32,406	USD	1,814	Morgan Stanley	4/28/2026	(10)
NZD	1,528	JPY	141,657	Citibank, NA	4/28/2026	(16)
NZD	7,859	USD	4,589	Citibank, NA	4/28/2026	(69)
NZD	1,721	USD	1,005	Morgan Stanley	4/28/2026	(15)
PHP	54,230	USD	906	Citibank, NA**	4/28/2026	(12)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
PHP	108,939	USD	1,807	Goldman Sachs International**	4/28/2026	(13)
SEK	16,740	EUR	1,546	Barclays Bank plc	4/28/2026	(18)
SEK	17,066	EUR	1,585	BNP Paribas	4/28/2026	(29)
SEK	8,244	GBP	661	Goldman Sachs International	4/28/2026	(3)
SEK	86,352	USD	9,234	BNP Paribas	4/28/2026	(99)
SEK	24,459	USD	2,614	Morgan Stanley	4/28/2026	(27)
SGD	1,158	USD	907	Barclays Bank plc	4/28/2026	(4)
SGD	1,175	USD	919	Citibank, NA	4/28/2026	(3)
THB	118,322	USD	3,667	Goldman Sachs International	4/28/2026	(72)
THB	30,601	USD	931	Morgan Stanley	4/28/2026	(2)
TWD	117,240	USD	3,657	Citibank, NA**	4/28/2026	(1)
USD	1,002	BRL	5,360	Citibank, NA**	4/28/2026	(28)
USD	909	CZK	19,375	Goldman Sachs International	4/28/2026	(4)
USD	272	JPY	43,283	Barclays Bank plc	4/28/2026	(2)
USD	304	JPY	48,422	Goldman Sachs International	4/28/2026	(1)
USD	919	PLN	3,425	HSBC Bank, NA	4/28/2026	(4)
USD	2,740	RON	12,193	Barclays Bank plc	4/28/2026	(20)
USD	1,287	TRY	59,282	Barclays Bank plc	4/28/2026	(1)
USD	932	TWD	29,902	Citibank, NA**	4/28/2026	— (a)
ZAR	22,167	USD	1,317	BNP Paribas	4/28/2026	(9)
ZAR	15,242	USD	931	Citibank, NA	4/28/2026	(32)
ZAR	16,327	USD	967	Goldman Sachs International	4/28/2026	(4)
ZAR	7,631	USD	465	Morgan Stanley	4/28/2026	(15)
AUD	2,075	USD	1,436	HSBC Bank, NA	4/29/2026	(5)
CAD	2,483	USD	1,821	HSBC Bank, NA	4/29/2026	(34)
CHF	195	USD	252	Barclays Bank plc	4/29/2026	(7)
CHF	859	USD	1,116	HSBC Bank, NA	4/29/2026	(39)
DKK	352	USD	56	HSBC Bank, NA	4/29/2026	(1)
DKK	358	USD	57	Morgan Stanley	4/29/2026	(1)
EUR	309	USD	361	Barclays Bank plc	4/29/2026	(3)
EUR	855	USD	1,009	Goldman Sachs International	4/29/2026	(20)
EUR	223	USD	260	HSBC Bank, NA	4/29/2026	— (a)
EUR	373	USD	447	Morgan Stanley	4/29/2026	(13)
EUR	6	USD	8	Royal Bank of Canada	4/29/2026	— (a)
GBP	18	USD	24	Barclays Bank plc	4/29/2026	— (a)
GBP	5	USD	6	BNP Paribas	4/29/2026	— (a)
GBP	26	USD	35	Citibank, NA	4/29/2026	— (a)
GBP	1,295	USD	1,769	HSBC Bank, NA	4/29/2026	(54)
GBP	11	USD	15	Morgan Stanley	4/29/2026	— (a)
GBP	25	USD	34	State Street Corp.	4/29/2026	— (a)
HKD	73	USD	9	Citibank, NA	4/29/2026	— (a)
HKD	1,259	USD	162	HSBC Bank, NA	4/29/2026	(1)
HKD	873	USD	112	Morgan Stanley	4/29/2026	— (a)
SEK	886	USD	98	Barclays Bank plc	4/29/2026	(4)
SEK	203	USD	22	BNP Paribas	4/29/2026	(1)
SEK	5,274	USD	575	HSBC Bank, NA	4/29/2026	(18)
SGD	364	USD	286	HSBC Bank, NA	4/29/2026	(5)
SGD	17	USD	14	Morgan Stanley	4/29/2026	— (a)
USD	9	DKK	58	Morgan Stanley	4/29/2026	— (a)
USD	4	EUR	3	Barclays Bank plc	4/29/2026	— (a)
USD	109	EUR	95	Citibank, NA	4/29/2026	— (a)
JPY	57,342	USD	371	Barclays Bank plc	4/30/2026	(6)
JPY	47,659	USD	313	HSBC Bank, NA	4/30/2026	(12)
JPY	194,124	USD	1,247	Morgan Stanley	4/30/2026	(21)
USD	37	JPY	5,799	Barclays Bank plc	4/30/2026	— (a)
USD	28	JPY	4,375	HSBC Bank, NA	4/30/2026	— (a)
Total unrealized depreciation						(1,511)
Net unrealized depreciation						(252)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$8,588	$97	$8,685
Collateralized Mortgage Obligations	—	3,262	—	3,262
Commercial Mortgage-Backed Securities	—	3,685	—	3,685
Common Stocks
Aerospace & Defense	2,422	3,493	—	5,915
Air Freight & Logistics	181	—	—	181
Automobile Components	72	883	—	955
Automobiles	2,003	1,170	—	3,173
Banks	7,814	8,422	— (a)	16,236
Beverages	1,268	515	—	1,783
Biotechnology	4,162	—	—	4,162
Broadline Retail	6,372	1,025	— (b)	7,397
Building Products	2,906	—	—	2,906
Capital Markets	5,849	2,616	—	8,465
Chemicals	827	1,945	—	2,772
Commercial Services & Supplies	505	397	—	902
Communications Equipment	508	—	—	508
Construction & Engineering	1,488	982	—	2,470
Construction Materials	588	—	—	588
Consumer Finance	1,989	372	—	2,361
Consumer Staples Distribution & Retail	3,206	—	—	3,206
Containers & Packaging	483	—	—	483
Distributors	159	—	—	159
Diversified Consumer Services	240	—	—	240
Diversified Telecommunication Services	686	1,751	—	2,437
Electric Utilities	3,983	330	—	4,313
Electrical Equipment	1,358	1,314	—	2,672
Electronic Equipment, Instruments & Components	2,112	828	—	2,940
Energy Equipment & Services	1,462	162	—	1,624
Entertainment	2,910	—	—	2,910
Financial Services	4,997	—	—	4,997
Food Products	890	1,040	—	1,930
Ground Transportation	559	—	—	559
Health Care Equipment & Supplies	3,468	—	—	3,468
Health Care Providers & Services	2,558	—	— (a)	2,558
Health Care REITs	300	—	—	300
Health Care Technology	63	—	—	63
Hotel & Resort REITs	238	—	—	238
Hotels, Restaurants & Leisure	5,356	560	—	5,916
Household Durables	307	1,677	—	1,984
Household Products	164	173	—	337
Independent Power and Renewable Electricity Producers	—	302	—	302

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial Conglomerates	$659	$1,018	$—	$1,677
Industrial REITs	443	—	—	443
Insurance	2,933	4,187	—	7,120
Interactive Media & Services	9,329	1,356	—	10,685
IT Services	1,282	348	—	1,630
Leisure Products	197	160	—	357
Life Sciences Tools & Services	600	—	—	600
Machinery	2,147	2,958	—	5,105
Media	233	—	—	233
Metals & Mining	214	2,479	— (b)	2,693
Multi-Utilities	427	1,933	—	2,360
Oil, Gas & Consumable Fuels	4,419	4,118	— (a)	8,537
Passenger Airlines	114	—	—	114
Personal Care Products	195	—	—	195
Pharmaceuticals	4,277	3,799	—	8,076
Professional Services	725	411	—	1,136
Real Estate Management & Development	596	—	—	596
Residential REITs	355	—	—	355
Retail REITs	207	—	—	207
Semiconductors & Semiconductor Equipment	19,996	6,691	—	26,687
Software	8,418	366	—	8,784
Specialized REITs	920	—	—	920
Specialty Retail	4,815	—	—	4,815
Technology Hardware, Storage & Peripherals	7,498	164	—	7,662
Textiles, Apparel & Luxury Goods	245	1,327	—	1,572
Tobacco	499	722	—	1,221
Trading Companies & Distributors	1,194	599	—	1,793
Total Common Stocks	147,390	62,593	— (b)	209,983
Corporate Bonds	—	35,517	—	35,517
Exchange-Traded Funds	24,380	—	—	24,380
Foreign Government Securities	—	566	—	566
Investment Companies	99,470	—	—	99,470
Loan Assignments	—	—	27	27
Mortgage-Backed Securities	—	26,440	—	26,440
Rights	—	—	— (a)	— (a)
U.S. Treasury Obligations	—	54,881	—	54,881
Short-Term Investments
Investment Companies	7,093	—	—	7,093
Total Investments in Securities	$278,333	$195,532	$124	$473,989
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,259	$—	$1,259
Futures Contracts	1,633	56	—	1,689
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,511)	$—	$(1,511)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Futures Contracts	$(4,003)	$—	$—	$(4,003)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(2,370)	$(196)	$—	$(2,566)

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Active Growth ETF (a)	$—	$9,457	$—	$—	$(1,008)	$8,449	100	$11	$—
JPMorgan Active Value ETF (a)	—	8,193	—	—	245	8,438	117	53	—
JPMorgan BetaBuilders Japan ETF (a)	4,838	2,199	—	—	456	7,493	109	327	—
JPMorgan Core Bond Fund Class R6 Shares (a)	27,435	34,735	12,300	(125)	(317)	49,428	4,776	1,050	—
JPMorgan High Yield Fund Class R6 Shares (a)	14,032	3,021	1,902	25	(170)	15,006	2,312	650	—
JPMorgan Income Fund Class R6 Shares (a)	25,120	4,820	4,272	46	(294)	25,420	2,987	1,059	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	9,659	1,623	1,866	87	113	9,616	459	99	548
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	25,253	123,147	141,311	5	(1)	7,093	7,092	711	—
Total	$106,337	$187,195	$161,651	$38	$(976)	$130,943		$3,960	$548

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
C. Derivatives— The Fund used derivative instruments including futures contracts and forward foreign currency contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.